Statements of Operations (Parenthetical) - shares	Feb. 07, 2022	Jan. 26, 2022
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Stock surrendered and forfeited during period shares		1,006,250
Stock issued during period on hold		3,306,250
Over-Allotment Option [Member] | Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Number of option issued for forfeiture	431,250